Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Stock Subscription Receivable	Accumulated Deficit	Total Stockholders' Equity
Beginning Balance, amount at Dec. 31, 2010		$ 11,855	$ 12,240,166		$ (9,805,452)	$ 2,626,569
Beginning Balance, shares at Dec. 31, 2010		11,855,232
Common stock issued for options cancellation, shares		72,813
Common stock issued for options cancellation, value		73	95,712			95,785
Common stock issued for license, shares		150,000
Common stock issued for license, value		150	176,850			177,000
Common stock issued for acquisition of subsidiaries, shares		5,779,762
Common stock issued for acquisition of subsidiaries, value		5,780	10,164,229	(2,632,192)		7,537,817
Common shares issued for consulting services, shares		743,903
Common shares issued for consulting services, value		744	972,406			973,150
Common stock issued for employee incentives, shares		66,667
Common stock issued for employee incentives, value		66	114,601			114,667
Common stock issued for exercise of options, shares		34,805
Common stock issued for exercise of options, value		35	17,965			18,000
Stock option and warrant expense			7,809,893			7,809,893
Preferred shares and warrants issued for cash, shares	200,000
Preferred shares and warrants issued for cash, value	200		1,999,800			2,000,000
Net loss attributed to common shareholders for the year end					(14,108,343)	(14,108,343)
Ending Balance, amount at Dec. 31, 2011	200	18,703	33,771,622	(2,632,192)	(23,913,795)	7,244,538
Ending Balance, shares at Dec. 31, 2011	200,000	18,703,182
Common shares issued for consulting services, shares		370,741
Common shares issued for consulting services, value		371	497,058			497,429
Stock option and warrant expense			4,892,060			4,892,060
Common stock issued upon conversion of debt, shares		1,220,501
Common stock issued upon conversion of debt, value		1,221	1,463,092			1,464,313
Common stock issued upon conversion of preferred stock and accrued dividends, shares	(70,750)	790,417
Common stock issued upon conversion of preferred stock and accrued dividends, value	(71)	790	105,448			106,167
Common stock issued for acquisition of project rights, shares		366,529
Common stock issued for acquisition of project rights, value		366	486,284			486,650
Common stock cancelled for technology, shares		(75,000)
Common stock cancelled for technology, value		(75)	(89,175)			(89,250)
Common stock cancelled for exercise of options, shares		(84,180)
Common stock cancelled for exercise of options, value		(84)	84
Common stock cancelled for stock subscription receivable, shares		(877,364)
Common stock cancelled for stock subscription receivable, value		(877)	(2,631,315)	2,632,192
Common stock issued for exercise of warrants and options, shares		467,723
Common stock issued for exercise of warrants and options, value		468	128,143			128,611
Preferred shares and warrants issued for cash and services, shares	380,902
Preferred shares and warrants issued for cash and services, value	381		3,598,007			3,598,388
Derivative attached to preferred stock			110,990			110,990
Net loss attributed to common shareholders for the year end					(10,152,154)	(10,152,154)
Ending Balance, amount at Dec. 31, 2012	510	20,883	42,332,298		(34,065,949)	8,287,742
Ending Balance, shares at Dec. 31, 2012	510,152	20,882,549
Stock option and warrant expense			14,408,656			14,408,656
Common stock issued upon conversion of debt, shares		389,358
Common stock issued upon conversion of debt, value		389	573,159			573,548
Common stock issued upon conversion of preferred stock and accrued dividends, shares	(843,652)	9,631,853
Common stock issued upon conversion of preferred stock and accrued dividends, value	(844)	9,632	3,216,259			3,225,047
Common stock issued for exercise of warrants and options, shares		8,007,870
Common stock issued for exercise of warrants and options, value		8,008	13,988,313	(1,600,000)		12,396,321
Preferred shares and warrants issued for cash and services, shares	903,500
Preferred shares and warrants issued for cash and services, value	904		8,516,411			8,517,315
Common stock cancelled for assets, shares		(458,644)
Common stock cancelled for assets, value		(458)	(1,291,288)			(1,291,746)
Common stock issued for equipment, shares		64,263
Common stock issued for equipment, value		64	195,295			195,359
Common stock issued for subsidiaries, shares		20,578,211
Common stock issued for subsidiaries, value		20,578	58,898,806			58,919,384
Common stock issued for services, shares		1,110,383
Common stock issued for services, value		1,110	2,767,127			2,768,237
Net loss attributed to common shareholders for the year end					(28,661,844)	(28,661,844)
Ending Balance, amount at Dec. 31, 2013	$ 570	$ 60,206	$ 143,605,036	$ (1,600,000)	$ (62,727,793)	$ 79,338,019
Ending Balance, shares at Dec. 31, 2013	570,000	60,205,843